Note 11 - Non-controlling Interests - Cash Flows of U.S. Goldmining (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Cash used in investing activities	$ (1,044)	$ (3,761)
Cash generated from financing activities	13,352	38,994
Effect of exchange rate changes on cash	515	(19)
Net increase (decrease) in cash and cash equivalents and restricted cash	(9,705)	13,382
Beginning of year	21,707	8,325
End of year	12,002	21,707
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Cash used in operating activities	(10,506)	(12,657)
Cash used in investing activities	(235)	(1,328)
Cash generated from financing activities	600	29,491
Effect of exchange rate changes on cash	228	0
Net increase (decrease) in cash and cash equivalents and restricted cash	(9,913)	15,506
Beginning of year	15,579	73
End of year	$ 5,666	$ 15,579